Share-based payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based payments
Schedule of movements in the number of share options

12Share-based payments (continued)

The movements in the number of EMI share options during the period were as follows:

	June 30,	December 31,
	2022	2021
	Number	Number
Outstanding, start of period	19,670	16,817
Granted during the period	—	3,147
Grant arising due to scheme modification	23,213,933	—
Forfeited during the period	(1,576,948)	(294)
Outstanding, end of period	21,656,655	19,670

23Share-based payments (continued)

The movements in the number of EMI share options during the year were as follows:

	December 31,	December 31,
	2021	2020
	Number	Number
Outstanding, start of period	16,817	—
Granted during the period	3,147	16,817
Forfeited during the period	(294)	—
Outstanding, end of period	19,670	16,817

Schedule of movements in the weighted average exercise price of share options

The movements in the weighted average exercise price of share options during the period were as follows:

	June 30,	December 31,
	2022	2021
	£	£
Outstanding, start of period	308.06	143.28
Granted during the period	—	1,178.94
Grant arising due to scheme modification	0.23	—
Forfeited during the period	0.83	204.00
Outstanding, end of period	0.19	308.06

The movements in the weighted average exercise price of share options during the year were as follows:

	December 31,	December 31,
	2021	2020
	£	£
Outstanding, start of period	143.28	—
Granted during the period	1,178.94	143.28
Forfeited during the period	204.00	—
Outstanding, end of period	308.06	143.28

Schedule of share options outstanding

Details of share options outstanding at the end of the period are as follows:

	June 30,	December 31,
	2022	2021
Weighted average exercise price (£)	0.19	308.06
Number of share options outstanding	21,656,655	19,670
Expected weighted average remaining vesting period (years)	2.64	1.12

Details of share options outstanding at the end of the year are as follows:

	31 December	31 December
	2021	2020
Weighted average exercise price (£)	308.06	143.28
Number of share options outstanding	19,670	16,817
Expected weighted average remaining vesting period (years)	1.12	1.13

Schedule of fair value of options granted

The option pricing model used was Black Scholes and the main inputs are set out in the table below.

	June 30,	December 31,
	2022	2021
Average share price at date of grant (£)	5.38	492.42
Expected volatility (%)	50.00	50.00
Vesting period in years	2.75	4.00
Risk-free interest rate (%)	1.25	0.28

	December 31,	December 31,
	2021	2020
Average share price at date of grant (£)	492.42	40.36
Expected volatility (%)	50.00	50.00
Vesting period in years	4	1
Dividends	—	—
Option life in years	4.25	4.00
Risk-free interest rate (%)	0.28	(0.13)